Business Combination and Reverse Recapitalization - Schedule of Proceeds Raised and Issuance Costs (Details)	Jun. 30, 2025 USD ($)
Schedule of Proceeds Raised and Issuance Costs [Abstract]
Cash and Cash-Trust Account, net of redemptions	$ 1,467,432
Less: transaction costs and professional fees, paid directly from Trust Account	(678,546)
Net proceeds received from Trust and Cash Account	$ 788,886